SECURITIZATIONS AND VARIABLE INTEREST ENTITIES (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Variable Interest Entity
Cash and due from banks (including segregated cash and other deposits)	$ 36,453,000,000	$ 28,701,000,000	$ 27,972,000,000	$ 25,472,000,000
Trading account assets	320,929,000,000	291,734,000,000
Investments	312,326,000,000	293,413,000,000
Total loans, net	630,009,000,000	617,127,000,000
Other assets	145,660,000,000	148,911,000,000
Total assets	1,864,660,000,000	1,873,878,000,000
Long-term debt	239,463,000,000	323,505,000,000
Consolidated VIEs
Variable Interest Entity
Cash and due from banks (including segregated cash and other deposits)	498,000,000	591,000,000
Trading account assets	481,000,000	567,000,000
Investments	10,751,000,000	12,509,000,000
Total loans, net	111,766,000,000	119,055,000,000
Other assets	674,000,000	874,000,000
Total assets	124,170,000,000	133,596,000,000
Short-term borrowings	17,900,000,000	23,300,000,000
Long-term debt	26,346,000,000	50,451,000,000
Long-term debt	26,400,000,000	50,400,000,000
Other liabilities	1,200,000,000	1,100,000,000
Total Liabilities	45,500,000,000	74,800,000,000
Significant unconsolidated VIE assets
Variable Interest Entity
Trading account assets	4,500,000,000	6,500,000,000
Investments	6,100,000,000	8,200,000,000
Total loans, net	15,500,000,000	10,600,000,000
Other assets	1,900,000,000	2,600,000,000
Total assets	28,000,000,000	27,900,000,000
Citicorp | Consolidated VIEs
Variable Interest Entity
Cash and due from banks (including segregated cash and other deposits)	300,000,000	200,000,000
Trading account assets	500,000,000	400,000,000
Investments	10,700,000,000	12,500,000,000
Total loans, net	102,600,000,000	109,000,000,000
Other assets	500,000,000	500,000,000
Total assets	114,600,000,000	122,600,000,000
Short-term borrowings	17,900,000,000	22,500,000,000
Long-term debt	23,800,000,000	44,800,000,000
Other liabilities	1,100,000,000	900,000,000
Total Liabilities	42,800,000,000	68,200,000,000
Citicorp | Significant unconsolidated VIE assets
Variable Interest Entity
Trading account assets	4,000,000,000	5,500,000,000
Investments	5,400,000,000	3,800,000,000
Total loans, net	14,600,000,000	9,000,000,000
Other assets	1,400,000,000	1,600,000,000
Total assets	25,400,000,000	19,900,000,000
Citi Holdings
Variable Interest Entity
Total assets	156,000,000,000	225,000,000,000
Citi Holdings | Consolidated VIEs
Variable Interest Entity
Cash and due from banks (including segregated cash and other deposits)	200,000,000	400,000,000
Trading account assets		100,000,000
Total loans, net	9,100,000,000	10,100,000,000
Other assets	200,000,000	300,000,000
Total assets	9,500,000,000	10,900,000,000
Short-term borrowings		800,000,000
Long-term debt	2,600,000,000	5,600,000,000
Other liabilities	100,000,000	200,000,000
Total Liabilities	2,700,000,000	6,600,000,000
Citi Holdings | Significant unconsolidated VIE assets
Variable Interest Entity
Trading account assets	500,000,000	1,000,000,000
Investments	700,000,000	4,400,000,000
Total loans, net	900,000,000	1,600,000,000
Other assets	500,000,000	1,000,000,000
Total assets	$ 2,600,000,000	$ 8,000,000,000